ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses [Line Items]
Vessel related	$ (24,999)	$ (120,152)
Finance related	(27,560)	(13,936)
Administrative related	(13,502)	(10,211)
Current tax payable	(10)	(511)
Accrued expenses	(66,071)	(144,810)
Gimi conversion
Accrued Expenses [Line Items]
Vessel related	(13,600)	(96,300)
MKII FLNG
Accrued Expenses [Line Items]
Vessel related	$ (2,100)	$ (7,800)